Income Taxes - Income Taxes Recognized in Other Comprehensive Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Income tax relating to components of other comprehensive income [abstract]
Current taxes	$ 0	$ 0	$ 0
Unrealized gain/(loss) on cash flow hedging derivatives	1,089	(2,939)	1,877
Pension liability	(248)	(189)	(939)
Total income tax recognized directly in other comprehensive income	$ 841	$ (3,128)	$ 938